UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------


Check here if Amendment []; Amendment Number:
                                              --------------

          This Amendment (Check only one.):     [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jabre Capital Partners S.A.
Address:   1 Rue des Moulins
           1204 Geneva, Switzerland


Form 13F File Number: 028-13038
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Emma Love
Title:  Head of Compliance
Phone:  + 41 22 556 2255

Signature, Place, and Date of Signing:


           /s/ Emma Love              Geneva, Switzerland        May 16, 2011
--------------------------------  --------------------------   -----------------
            [Signature]                    [City, State]              [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            -------------------

Form 13F Information Table Entry Total:               147
                                            -------------------

Form 13F Information Table Value Total:          $3,743,995
                                            -------------------
                                              (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None

                                                  JABRE CAPITAL PARTNERS S.A.
                                                  FORM 13F INFORMATION TABLE
                                                 Quarter Ended March 31, 2011


-------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                COM              00817Y108  112,290  3,000,000 SH  CALL SOLE                 3,000,000
AGILENT TECHNOLOGIES INC     COM              00846U101    2,687     60,000 SH       SOLE                    60,000
ALBERTO CULVER CO NEW        COM              013078100    7,454    200,000 SH       SOLE                   200,000
ALCON INC                    COM SHS          H01301102    4,965     30,000 SH       SOLE                    30,000
ALLERGAN INC                 NOTE 1.500% 4/0  018490AL6   33,588 30,000,000 PRN      SOLE                                  NONE
ALLIANCE DATA SYSTEMS CORP   NOTE 1.750% 8/0  018581AD0   16,896 14,000,000 PRN      SOLE                                  NONE
ALTERA CORP                  COM              021441100   22,010    500,000 SH  CALL SOLE                   500,000
ANGLOGOLD ASHANTI HLDGS FIN  MAND BD CV 13    03512Q206   23,611    439,000 PRN      SOLE                                  NONE
ANGLOGOLD ASHANTI LTD        SPONSORED ADR    035128206    6,473    135,000 SH       SOLE                   135,000
APACHE CORP                  PFD CONV SER D   037411808   28,286    400,000 PRN      SOLE                                  NONE
APPLE INC                    COM              037833100      697      2,000 SH       SOLE                     2,000
ARCHER DANIELS MIDLAND CO    NOTE 0.875% 2/1  039483AW2   47,845 43,000,000 PRN      SOLE                                  NONE
BANK OF AMERICA CORPORATION  *W EXP 01/16/201 060505146   51,321  3,850,000 SH       SOLE                 3,850,000
BANK OF AMERICA CORPORATION  *W EXP 10/28/201 060505153  110,703  8,304,800 SH       SOLE                 8,304,800
BARRICK GOLD CORP            COM              067901108   18,169    350,000 SH       SOLE                   350,000
BECKMAN COULTER INC          COM              075811109    9,138    110,000 SH       SOLE                   110,000
BLACKROCK INC                COM              09247X101   50,413    250,800 SH       SOLE                   250,800
BOSTON PRIVATE FINL HLDGS IN *W EXP 11/21/201 101119113    4,242    600,000 SH       SOLE                   600,000
BUCYRUS INTL INC NEW         COM              118759109    5,487     60,000 SH       SOLE                    60,000
CABOT OIL & GAS CORP         COM              127097103      424      8,000 SH       SOLE                     8,000
CELERA CORP                  COM              15100E106    1,636    201,742 SH       SOLE                   201,742
CELGENE CORP                 COM              151020104    3,455     60,000 SH       SOLE                    60,000
CEMEX SAB DE CV              SPON ADR NEW     151290889      929    104,000 SH       SOLE                   104,000
CEMEX SAB DE CV              SPON ADR NEW     151290889   22,325  2,500,000 SH  CALL SOLE                 2,500,000
CEPHALON INC                 NOTE 2.500% 5/0  156708AR0   57,814 47,592,000 PRN      SOLE                                  NONE
CEPHALON INC                 COM              156708109    8,551    112,400 SH       SOLE                   112,400
CF INDS HLDGS INC            COM              125269100    3,557     26,000 SH       SOLE                    26,000
CHENIERE ENERGY INC          NOTE 2.250% 8/0  16411RAE9   10,786 13,000,000 PRN      SOLE                                  NONE
CISCO SYS INC                COM              17275R102   24,010  1,400,000 SH       SOLE                 1,400,000
CITIGROUP INC                *W EXP 01/04/201 172967226   79,560 18,000,000 SH       SOLE                18,000,000
CITIGROUP INC                *W EXP 10/28/201 172967234   70,342 15,914,400 SH       SOLE                15,914,400
CITIGROUP INC                COM              172967101   44,200 10,000,000 SH       SOLE                10,000,000
CITIGROUP INC                COM              172967101   44,200 10,000,000 SH  PUT  SOLE                10,000,000
CITIGROUP INC                COM              172967101   44,200 10,000,000 SH  CALL SOLE                10,000,000
COBALT INTL ENERGY INC       COM              19075F106    7,564    450,000 SH       SOLE                   450,000
CONTINENTAL AIRLS INC        NOTE 4.500% 1/1  210795PU8   14,448 10,000,000 PRN      SOLE                                  NONE
CUBIST PHARMACEUTICALS INC   NOTE 2.500%11/0  229678AD9    5,514  5,000,000 PRN      SOLE                                  NONE
CVR ENERGY INC               COM              12662P108      579     25,000 SH       SOLE                    25,000
DELTA AIR LINES INC DEL      COM NEW          247361702   24,500  2,500,000 SH       SOLE                 2,500,000
DENDREON CORP                NOTE 2.875% 1/1  24823QAC1   16,012 15,000,000 PRN      SOLE                                  NONE
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105   12,559    188,200 SH       SOLE                   188,200
E M C CORP MASS              NOTE 1.750%12/0  268648AK8   33,242 20,000,000 PRN      SOLE                                  NONE
E TRADE FINANCIAL CORP       COM NEW          269246401   35,136  2,248,000 SH       SOLE                 2,248,000
E-COMMERCE CHINA DANGDANG IN SPN ADS COM A    26833A105    5,673    275,000 SH       SOLE                   275,000
EXCO RESOURCES INC           COM              269279402   13,429    650,000 SH       SOLE                   650,000
EXXON MOBIL CORP             COM              30231G102   50,478    600,000 SH  CALL SOLE                   600,000
FORD MTR CO DEL              *W EXP 01/01/201 345370134  240,029 16,098,500 SH       SOLE                16,098,500
FORTRESS INVESTMENT GROUP LL CL A             34958B106    2,840    500,000 SH       SOLE                   500,000
FRONTEER GOLD INC            COM              359032109    2,722    180,600 SH       SOLE                   180,600
GENERAL ELECTRIC CO          COM              369604103   50,125  2,500,000 SH  PUT  SOLE                 2,500,000
GENERAL MTRS CO              COM              37045V100   31,030  1,000,000 SH  PUT  SOLE                 1,000,000
GENZYME CORP                 COM              372917104   54,662    717,767 SH       SOLE                   717,767
GSI COMMERCE INC             COM              36238G102    5,854    200,000 SH       SOLE                   200,000
HARTFORD FINL SVCS GROUP INC DEP CONV PFD     416515708   11,714    450,000 PRN      SOLE                                  NONE
HEARTWARE INTL INC           NOTE 3.500%12/1  422368AA8   11,315 10,000,000 PRN      SOLE                                  NONE
IESI BFC LTD                 COM              44951D108    1,269     50,000 SH       SOLE                    50,000
INGERSOLL-RAND GLOBAL HLDG C NOTE 4.500% 4/1  45687AAD4   27,347 10,000,000 PRN      SOLE                                  NONE
INPHI CORP                   COM              45772F107      473     22,500 SH       SOLE                    22,500
INTERNATIONAL GAME TECHNOLOG NOTE 3.250% 5/0  459902AQ5   41,273 35,350,000 PRN      SOLE                                  NONE
INTEROIL CORP                NOTE 2.750%11/1  460951AC0    5,790  5,500,000 PRN      SOLE                                  NONE
ISHARES TR                   FTSE CHINA25 IDX 464287184  224,550  5,000,000 SH  PUT  SOLE                 5,000,000
ISHARES TR                   FTSE CHINA25 IDX 464287184   19,311    430,000 SH       SOLE                   430,000
JAMES RIVER COAL CO          COM NEW          470355207    3,626    150,000 SH       SOLE                   150,000
JANUS CAP GROUP INC          NOTE 3.250% 7/1  47102XAG0    6,039  5,000,000 PRN      SOLE                                  NONE
JANUS CAP GROUP INC          COM              47102X105   18,082  1,450,000 SH       SOLE                 1,450,000
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114  377,780  8,194,800 SH       SOLE                 8,194,800
JUNIPER NETWORKS INC         COM              48203R104   21,040    500,000 SH  CALL SOLE                   500,000
KINROSS GOLD CORP            NOTE 1.750% 3/1  496902AD9   33,030 33,500,000 PRN      SOLE                                  NONE
KINROSS GOLD CORP            COM NO PAR       496902404   19,688  1,250,000 SH  CALL SOLE                 1,250,000
KINROSS GOLD CORP            COM NO PAR       496902404    3,938    250,000 SH       SOLE                   250,000
LAZARD LTD                   SHS A            G54050102   22,869    550,000 SH       SOLE                   550,000
LINEAR TECHNOLOGY CORP       NOTE 3.000% 5/0  535678AC0    5,427  5,000,000 PRN      SOLE                                  NONE
MACYS INC                    COM              55616P104   12,130    500,000 SH  CALL SOLE                   500,000
MACYS INC                    COM              55616P104   12,130    500,000 SH       SOLE                   500,000
MARKET VECTORS ETF TR        MINOR METALS     57060U472      421     16,000 SH       SOLE                    16,000
MARSHALL & ILSLEY CORP NEW   COM              571837103   11,665  1,460,000 SH       SOLE                 1,460,000
MARVELL TECHNOLOGY GROUP LTD ORD              G5876H105   23,325  1,500,000 SH  CALL SOLE                 1,500,000
MARVELL TECHNOLOGY GROUP LTD ORD              G5876H105    6,998    450,000 SH       SOLE                   450,000
MASSEY ENERGY COMPANY        COM              576206106   19,271    281,900 SH       SOLE                   281,900
MEAD JOHNSON NUTRITION CO    COM              582839106    3,910     67,494 SH       SOLE                    67,494
MECHEL OAO                   SPON ADR PFD     583840509   11,729  1,075,100 SH       SOLE                 1,075,100
MEDTRONIC INC                NOTE 1.500% 4/1  585055AL0      504    500,000 PRN      SOLE                                  NONE
MENTOR GRAPHICS CORP         COM              587200106    3,594    245,688 SH       SOLE                   245,688
MERCK & CO INC NEW           COM              58933Y105   46,613  1,412,100 SH       SOLE                 1,412,100
METLIFE INC                  COM              59156R108   17,892    400,000 SH       SOLE                   400,000
MF GLOBAL HLDGS LTD          NOTE 1.875% 2/0  55277JAA6   16,456 16,000,000 PRN      SOLE                                  NONE
MICRON TECHNOLOGY INC        NOTE 1.875% 6/0  595112AH6   16,209 15,000,000 PRN      SOLE                                  NONE
MICRON TECHNOLOGY INC        NOTE 4.250%10/1  595112AJ2    9,472  4,000,000 PRN      SOLE                                  NONE
MOLSON COORS BREWING CO      CL B             60871R209      234      5,000 SH       SOLE                     5,000
NAVISTAR INTL CORP NEW       NOTE 3.000%10/1  63934EAL2   22,863 15,000,000 PRN      SOLE                                  NONE
NEWCASTLE INVT CORP          COM              65105M108      966    160,000 SH       SOLE                   160,000
NEWMONT MINING CORP          NOTE 1.250% 7/1  651639AH9   56,977 43,000,000 PRN      SOLE                                  NONE
NEWMONT MINING CORP          NOTE 1.625% 7/1  651639AJ5   13,629 10,000,000 PRN      SOLE                                  NONE
NEWMONT MINING CORP          NOTE 3.000% 2/1  651639AK2   10,080  8,000,000 PRN      SOLE                                  NONE
NEWMONT MINING CORP          COM              651639106   81,870  1,500,000 SH  CALL SOLE                 1,500,000
NORTH AMERN PALLADIUM LTD    COM              656912102    1,116    172,000 SH       SOLE                   172,000
NORTHERN DYNASTY MINERALS LT COM NEW          66510M204   12,652    841,208 SH       SOLE                   841,208
NOVELL INC                   COM              670006105   15,715  2,650,000 SH       SOLE                 2,650,000
NXP SEMICONDUCTORS N V       COM              N6596X109   19,477    650,000 SH       SOLE                   650,000
OLD REP INTL CORP            NOTE 3.750% 3/1  680223AH7   15,137 15,000,000 PRN      SOLE                                  NONE
OMNICARE INC                 NOTE 3.750%12/1  681904AN8   73,674 56,500,000 PRN      SOLE                                  NONE
PATRIOT COAL CORP            COM              70336T104      387     15,000 SH       SOLE                    15,000
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408   23,045    570,000 SH       SOLE                   570,000
PNC FINL SVCS GROUP INC      *W EXP 12/31/201 693475121    8,976    600,000 SH       SOLE                   600,000
PRIDE INTL INC DEL           COM              74153Q102   30,537    711,000 SH       SOLE                   711,000
PROSHARES TR II              ULTRA GOLD       74347W601      285      4,000 SH       SOLE                     4,000
QUALCOMM INC                 COM              747525103   27,415    500,000 SH  CALL SOLE                   500,000
RAMBUS INC DEL               NOTE 5.000% 6/1  750917AC0   12,962 10,000,000 PRN      SOLE                                  NONE
REGIONS FINANCIAL CORP NEW   COM              7591EP100    3,630    500,000 SH       SOLE                   500,000
SAKS INC                     COM              79377W108      418     37,000 SH       SOLE                    37,000
SANDISK CORP                 NOTE 1.500% 8/1  80004CAD3   29,589 26,000,000 PRN      SOLE                                  NONE
SBA COMMUNICATIONS CORP      NOTE 1.875% 5/0  78388JAN6   11,440 10,000,000 PRN      SOLE                                  NONE
SEADRILL LIMITED             SHS              G7945E105    2,164     60,000 SH       SOLE                    60,000
SEAGATE TECHNOLOGY PLC       SHS              G7945M107   26,649  1,850,000 SH       SOLE                 1,850,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   16,390  1,000,000 SH  CALL SOLE                 1,000,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   49,170  3,000,000 SH       SOLE                 3,000,000
SESI L L C                   FRNT 1.500%12/1  78412FAH7   13,781 13,000,000 PRN      SOLE                                  NONE
SLM CORP                     COM              78442P106   18,085  1,182,000 SH       SOLE                 1,182,000
SMITHFIELD FOODS INC         NOTE 4.000% 6/3  832248AR9   29,792 23,370,000 PRN      SOLE                                  NONE
SMITHFIELD FOODS INC         COM              832248108   13,586    564,667 SH       SOLE                   564,667
SMURFIT-STONE CONTAINER CORP COM              83272A104    5,913    153,000 SH       SOLE                   153,000
SPRINT NEXTEL CORP           COM SER 1        852061100   15,312  3,300,000 SH       SOLE                 3,300,000
STEEL DYNAMICS INC           NOTE 5.125% 6/1  858119AP5    9,107  7,000,000 PRN      SOLE                                  NONE
SUCCESSFACTORS INC           COM              864596101    2,345     60,000 SH       SOLE                    60,000
SYMANTEC CORP                NOTE 0.750% 6/1  871503AD0   15,628 15,000,000 PRN      SOLE                                  NONE
SYMANTEC CORP                NOTE 1.000% 6/1  871503AF5    9,092  7,500,000 PRN      SOLE                                  NONE
TAL INTL GROUP INC           COM              874083108    2,720     75,000 SH       SOLE                    75,000
TCF FINL CORP                *W EXP 11/14/201 872275128    8,774  1,687,300 SH       SOLE                 1,687,300
TELEFLEX INC                 NOTE 3.875% 8/0  879369AA4   13,604 12,000,000 PRN      SOLE                                  NONE
TENET HEALTHCARE CORP        COM              88033G100    1,788    240,000 SH       SOLE                   240,000
TEREX CORP NEW               NOTE 4.000% 6/0  880779AV5   28,939 12,000,000 PRN      SOLE                                  NONE
TEXAS INSTRS INC             COM              882508104   34,560  1,000,000 SH  CALL SOLE                 1,000,000
UNITED STATES OIL FUND LP    UNITS            91232N108   14,910    350,000 SH  CALL SOLE                   350,000
UNITED STATES STL CORP NEW   NOTE 4.000% 5/1  912909AE8   12,887  7,000,000 PRN      SOLE                                  NONE
UNIVERSAL DISPLAY CORP       COM              91347P105    7,706    140,000 SH       SOLE                   140,000
VANTAGE DRILLING COMPANY     ORD SHS          G93205113      504    280,000 SH       SOLE                   280,000
VERIGY LTD                   SHS              Y93691106    1,409    100,000 SH       SOLE                   100,000
VERINT SYS INC               COM              92343X100    3,584    100,000 SH       SOLE                   100,000
VERIZON COMMUNICATIONS INC   COM              92343V104    3,854    100,000 SH       SOLE                   100,000
VERTEX PHARMACEUTICALS INC   NOTE 3.350%10/0  92532FAN0   12,087 10,000,000 PRN      SOLE                                  NONE
VIACOM INC NEW               CL B             92553P201    2,791     60,000 SH       SOLE                    60,000
VIMPELCOM LTD                SPONSORED ADR    92719A106   20,854  1,476,900 SH       SOLE                 1,476,900
WASHINGTON FED INC           *W EXP 11/14/201 938824117    1,483    247,156 SH       SOLE                   247,156
WELLS FARGO & CO NEW         *W EXP 10/28/201 949746119  155,981  4,919,000 SH       SOLE                 4,919,000
WYNN RESORTS LTD             COM              983134107      381      3,000 SH       SOLE                     3,000
YPF SOCIEDAD ANONIMA         SPON ADR CL D    984245100   55,675  1,250,000 SH       SOLE                 1,250,000
ZIONS BANCORPORATION         *W EXP 05/22/202 989701115   13,836    600,000 SH       SOLE                   600,000